Borrowings - Financing VIEs (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Securities Financing Transaction [Line Items]
Long-term debt	$ 105,012	$ 112,368
Short-term Debt	4,771	2,334
Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Securities Financing Transaction [Line Items]
Long-term debt	89,317	95,492
Short-term Debt	2,906	1,078
Restricted cash	3,091	3,434
Private Education Loan Securitizations Repurchase Facilities [Member]
Securities Financing Transaction [Line Items]
Short-term Debt	686	548
Private Education Loan Securitizations Repurchase Facilities [Member] | Assets and Liabilities of Consolidated Variable Interest Entities [Member]
Securities Financing Transaction [Line Items]
Long-term debt	1,300	475
Short-term Debt	686	548
Restricted cash	$ 96	$ 49